Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Parenthetical) (Detail) (Asset and Liability Management Positions [Member], Fair Value Hedges [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain losses on items hedged by fair value hedges	$ 8	$ (3)	$ 29
Foreign Exchange Cross-Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain losses on items hedged by fair value hedges	$ 0	$ (44)	$ 72